Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Land Use Rights, Net
Land use rights				¥ 84,068
Less: Accumulated amortization				(1,541)
Land use right, net			$ 11,886	¥ 82,527
Amortization expenses	¥ 1,541	¥ 0